UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08348

LORD ASSET MANAGEMENT TRUST
 (Exact name of registrant as specified in charter)

440 South LaSalle Street
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Patrick W. D. Turley	Thomas S. White, Jr.
Dechert LLP	Thomas White International, Ltd.
1900 K Street NW	440 South LaSalle Street
Washington, D.C. 20006	Chicago, Illinois 60605-1028

(Name and address of agent for service)

(312) 663-8300
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

THOMAS WHITE INTERNATIONAL FUND
Investment Portfolio (Unaudited)			July 31, 2016

Country	Issue	Industry	Shares	Value (US$)
COMMON STOCKS (95.5%)
AUSTRALIA (0.8%)
CSL Limited+		Pharmaceuticals, Biotechnology & Life Sciences	49,000	$4,401,246

BELGIUM (1.6%)
UCB S.A.+		Pharmaceuticals, Biotechnology & Life Sciences	114,600	8,958,216

CANADA (1.2%)
Royal Bank of Canada		Banks	112,000	6,827,312

CHINA (4.1%)
Alibaba Group Holding Ltd. ADR *#		Software & Services	51,200	4,222,976
Baidu, Inc. ADR *		Software & Services	23,400	3,734,640
NetEase, Inc. ADR		Software & Services	16,600	3,390,882
Ping An Insurance (Group) Company of China Limited - H Shares +		Insurance	1,383,000	6,459,736
Tencent Holdings Limited +		Software & Services	218,000	5,237,980
				23,046,214

DENMARK (4.0%)
Danske Bank A/S +		Banks	155,700	4,223,086
PANDORA A/S +		Consumer Durables & Apparel	140,800	18,292,806
				22,515,892

FRANCE (8.0%)
Airbus Group SE +		Capital Goods	112,400	6,603,244
Cap Gemini SA +		Software & Services	86,400	8,288,990
Christian Dior SA +		Consumer Durables & Apparel	46,850	8,464,225
Compagnie Generale des Etablissements Michelin +		Automobiles & Components	29,900	3,052,621
Eiffage		Capital Goods	62,500	4,802,532
Safran SA +		Capital Goods	86,000	5,837,625
Total SA +		Energy	161,000	7,739,246
				44,788,483

GERMANY (7.2%)
Bayer Aktiengesellschaft +		Materials	58,900	6,337,747
Continental Aktiengesellschaft +		Automobiles & Components	21,300	4,465,012
Deutsche Boerse AG +		Diversified Financials	32,800	2,751,303
Deutsche Telekom AG +		Telecommunication Services	332,500	5,653,258
Fresenius SE & Co KGaA +		Health Care Equipment & Services	63,000	4,704,634
Hochtief AG +		Banks	43,100	5,644,242
Muenchener Rueckversicherungs-Gesellschaft AG +		Insurance	28,100	4,683,675
SAP SE +		Software & Services	73,400	6,427,642
				40,667,513

HONG KONG (5.7%)
AIA Group Limited +		Insurance	754,000	4,685,812
CK Hutchison Holdings Limited +		Capital Goods	849,832	9,945,394
Techtronic Industries Company Limited +		Consumer Durables & Apparel	4,074,000	17,231,142
				31,862,348

INDIA (2.9%)
Axis Bank Limited +		Banks	483,000	3,945,921
Infosys Limited ADR #		Software & Services	565,700	9,294,451
Tata Motors Limited +		Automobiles & Components	397,700	2,990,448
				16,230,820

INDONESIA (0.6%)
PT Bank Central Asia Tbk+		Banks	3,245,000	3,584,025

IRELAND (2.0%)
CRH PLC +		Materials	146,300	4,488,898
Ryanair Holdings PLC +		Transportation	526,890	6,929,199
				11,418,097

ISRAEL (0.8%)
Elbit Systems Ltd.+		Capital Goods	43,100	4,343,441

JAPAN (20.4%)
Astellas Pharma Inc. +	Pharmaceuticals, Biotechnology & Life Sciences	473,500	7,889,863
HONDA MOTOR CO., LTD. +	Automobiles & Components	215,600	5,888,794
Hoya Corp +	Technology Hardware & Equipment	167,800	5,952,360
Japan Tobacco Inc. +	Food, Beverage & Tobacco	336,500	13,135,963
Kansai Paint Co., Ltd. +	Materials	384,400	8,049,464
NIPPON TELEGRAPH AND TELEPHONE CORPORATION +	Telecommunication Services	223,500	10,689,475
Nissan Motor Co., Ltd. +	Automobiles & Components	619,300	6,029,019
Nomura Holdings, Inc. +	Diversified Financials	1,369,800	6,143,335
ORIX Corporation +	Diversified Financials	402,700	5,632,423
Sekisui House, Ltd. +	Consumer Durables & Apparel	418,400	6,987,501
SoftBank Corp. +	Telecommunication Services	149,800	8,270,269
Sundrug Co., Ltd. +	Food & Staples Retailing	203,600	17,689,163
TDK CORPORATION +	Technology Hardware & Equipment	62,700	3,843,112
Tokio Marine Holdings, Inc. +	Insurance	140,400	5,440,298
West Japan Railway Company +	Transportation	50,400	3,123,204
			114,764,243

MEXICO (1.0%)
Grupo Financiero Banorte, S.A.B. de C.V.	Banks	986,700	5,404,485

NETHERLANDS (8.8%)
Heineken NV +	Food, Beverage & Tobacco	101,600	9,590,977
ING Groep N.V. +	Banks	468,200	5,223,106
Koninklijke Ahold Delhaize N.V. +	Food & Staples Retailing	654,776	15,633,080
Royal Dutch Shell PLC +	Energy	711,000	18,923,431
			49,370,594

PANAMA (0.7%)
Banco Latinoamericano de Comercio Exterior, S.A.	Banks	137,300	3,751,036

PERU (0.6%)
Credicorp Ltd.	Banks	20,500	3,286,765

SOUTH AFRICA (2.5%)
Mondi Ltd +	Materials	152,800	3,091,791
Remgro Limited +	Diversified Financials	385,500	7,231,368
Steinhoff International Holdings N.V. +	Consumer Durables & Apparel	610,700	3,856,953
			14,180,112

SOUTH KOREA (3.0%)
Coway Co., Ltd. +	Consumer Durables & Apparel	47,900	3,664,971
Korea Electric Power Corporation +	Utilities	100,900	5,515,224
Samsung Electronics Co., Ltd. +	Semiconductors & Semiconductor Equipment	3,300	4,538,040
SK Telecom Co., Ltd. +	Telecommunication Services	15,800	3,245,931
			16,964,166

SPAIN (1.0%)
Grifols, S.A.+	Pharmaceuticals, Biotechnology & Life Sciences	269,600	5,904,900

SWEDEN (1.1%)
Swedish Match AB+	Food, Beverage & Tobacco	164,600	6,002,476

SWITZERLAND (1.5%)
Roche Holding AG+	Pharmaceuticals, Biotechnology & Life Sciences	32,100	8,195,593

TAIWAN (2.2%)
Pegatron Corporation +	Technology Hardware & Equipment	2,030,000	4,970,065
Taiwan Semiconductor Manufacturing Company Ltd. ADR	Semiconductors & Semiconductor Equipment	275,100	7,642,278
			12,612,343

TURKEY (0.5%)
Tofas Turk Otomobil Fabrikasi A.S.+	Automobiles & Components	373,900	2,954,678

UNITED KINGDOM (13.3%)
	BP p.l.c. +	Energy	1,341,500	7,609,501
	British American Tobacco p.l.c. +	Food, Beverage & Tobacco	299,800	19,133,956
	Carnival plc +	Consumer Services	103,800	5,001,090
	Experian PLC +	Commercial & Professional Services	367,900	7,187,317
	Provident Financial plc +	Diversified Financials	149,500	5,358,295
	RELX NV +	Media	374,904	6,778,161
	Smith & Nephew PLC +	Health Care Equipment & Services	321,200	5,282,982
	Taylor Wimpey plc +	Consumer Durables & Apparel	2,752,300	5,627,335
	Unilever NV +	Household & Personal Products	140,400	6,497,919
	WH Smith PLC +	Retailing	294,000	5,944,707
				74,421,263

Total Common Stocks		(Cost $479,384,618)		536,456,261

PREFERRED STOCKS (2.5%)
BRAZIL (0.7%)
	Itau Unibanco Holding SA	Banks	346,000	3,620,707

GERMANY (1.8%)
	Henkel AG & Co. KGaA+	Household & Personal Products	82,400	10,262,595

Total Preferred Stocks		(Cost $10,461,213)		13,883,302

HELD AS COLLATERAL FOR SECURITIES LENDING (1.2%)
U.S. GOVERNMENT OBLIGATIONS (1.1%)
UNITED STATES TREASURIES (1.1%)
	U.S. Treasury Notes:		Principal Amount
	4.750% due 08/15/2017		$188,099	$188,099
	0.625% due 08/31/2017		13,093	13,093
	0.625% due 11/30/2017		68,897	68,897
	1.000% due 12/31/2017		362,745	362,745
	3.500% due 02/15/2018		37,852	37,852
	2.750% due 02/28/2018		780,408	780,408
	2.375% due 05/31/2018		15,303	15,303
	1.500% due 08/31/2018		267,599	267,599
	1.125% due 01/15/2019		124,460	124,460
	1.750% due 09/30/2019		559,751	559,751
	1.250% due 01/31/2020		67,415	67,415
	3.625% due 02/15/2020		13,714	13,714
	1.375% due 04/30/2020		120,677	120,677
	1.500% due 05/31/2020		13,129	13,129
	1.375% due 08/31/2020		98,286	98,286
	1.750% due 10/31/2020		204,321	204,321
	2.625% due 11/15/2020		331,317	331,317
	1.625% due 11/30/2020		9,899	9,899
	1.750% due 12/31/2020		42,043	42,043
	3.625% due 02/15/2021		15,069	15,069
	1.125% due 02/28/2021		33,966	33,966
	1.375% due 05/31/2021		16,318	16,318
	1.750% due 02/28/2022		11,541	11,541
	1.750% due 03/31/2022		2,048	2,048
	1.750% due 04/30/2022		127,835	127,835
	1.750% due 05/15/2022		4,383	4,383
	1.875% due 05/31/2022		154,422	154,422
	1.875% due 08/31/2022		2,032	2,032
	2.125% due 12/31/2022		8,042	8,042
	1.500% due 02/28/2023		125,852	125,852
	1.750% due 05/15/2023		195,124	195,124
	1.625% due 05/31/2023		6,063	6,063
	2.750% due 11/15/2023		49,871	49,871
	2.750% due 02/15/2024		529,491	529,491
	2.500% due 05/15/2024		847	847
	2.375% due 08/15/2024		170,391	170,391
	2.250% due 11/15/2024		7,399	7,399
	2.000% due 02/15/2025		35,410	35,410
	2.125% due 05/15/2025		73,126	73,126
	2.000% due 08/15/2025		111,925	111,925
				5,000,163

U.S. TIPS:
1.250% due 07/15/2020		63,131	63,131
0.125% due 01/15/2023		11,296	11,296
0.625% due 01/15/2024		145,668	145,668
1.375% due 02/15/2044		294,500	294,500
			514,595

U.S. Treasury Bonds:
8.750% due 08/15/2020		44,596	44,596
7.625% due 02/15/2025		6,457	6,457
5.250% due 02/15/2029		28,412	28,412
5.375% due 02/15/2031		56,021	56,021
2.750% due 08/15/2042		72,058	72,058
3.125% due 02/15/2043		51,317	51,317
3.625% due 08/15/2043		33,478	33,478
3.750% due 11/15/2043		360,224	360,224
3.625% due 02/15/2044		3,609	3,609
3.000% due 05/15/2045		6,113	6,113
2.875% due 08/15/2045		26,051	26,051
3.000% due 11/15/2045		20,411	20,411
			708,747

Total U.S. Government Obligations	(Cost $6,223,505)		6,223,505

SHORT TERM INVESTMENTS (0.1%)
UNITED STATES TREASURIES (0.1%)
U.S. Treasury Bill:		Principal Amount
0.480% due 09/01/2016		$739	$739

U.S. Treasury Note:
0.625% due 06/30/2017		43,894	43,894

U.S. TIP:
2.375% due 01/15/2017		317,193	317,193

Total Short Term Investments	(Cost $361,826)		361,826

Total held as collateral for securities lending	(Cost $6,585,331)		$6,585,331

Total Investments	99.2%	(Cost $496,431,162)	$556,924,894
Other Assets, Less Liabilities	0.8%		4,524,415
Total Net Assets:	100.0%		$561,449,309

*	Non-Income Producing Securities
#	All or a portion of securities on loan at July 31, 2016
+	Fair Valued Security
ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt

Industry classications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Cost of Investments	$496,431,162
Gross unrealized appreciation	82,016,791
Gross unrealized depreciation	(21,523,059)
Net unrealized appreciation	$60,493,732

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2016 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of July 31, 2016 all securities within the Fund's porfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of July 31, 2016, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$–	$4,401,246	$–	$4,401,246
Belgium	–	8,958,216	–	8,958,216
Canada	6,827,312	–	–	6,827,312
China	11,348,498	11,697,716	–	23,046,214
Denmark	–	22,515,892	–	22,515,892
France	4,802,532	39,985,951	–	44,788,483
Germany	–	40,667,513	–	40,667,513
Hong Kong	–	31,862,348	–	31,862,348
India	9,294,451	6,936,369	–	16,230,820
Indonesia	–	3,584,025	–	3,584,025
Ireland	–	11,418,097	–	11,418,097
Israel	–	4,343,441	–	4,343,441
Japan	–	114,764,243	–	114,764,243
Mexico	5,404,485	–	–	5,404,485
Netherlands	–	49,370,594	–	49,370,594
Panama	3,751,036	–	–	3,751,036
Peru	3,286,765	–	–	3,286,765
South Africa	–	14,180,112	–	14,180,112
South Korea	–	16,964,166	–	16,964,166
Spain	–	5,904,900	–	5,904,900
Sweden	–	6,002,476	–	6,002,476
Switzerland	–	8,195,593	–	8,195,593
Taiwan	7,642,278	4,970,065	–	12,612,343
Turkey	–	2,954,678	–	2,954,678
United Kingdom	–	74,421,263	–	74,421,263
Total Common Stocks	$52,357,357	$484,098,904	$–	$536,456,261

Preferred Stocks
Brazil	$3,620,707	$–	$–	$3,620,707
Germany	–	10,262,595	–	10,262,595
Total Preferred Stocks	$3,620,707	$10,262,595	$–	$13,883,302

U.S. Government Obligations	$–	$6,223,505	$–	$6,223,505
Short Term Investments	$–	$361,826	$–	$361,826
Total Investments	$55,978,064	$500,946,830	$–	$556,924,894

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. There were no transfers into or out of level 3 during the reporting period, as compared to their classification from the prior annual report.

See below for transfers into or out of Level 1 and Level 2.

	Security Description	Country	Market Value
Transfers into Level 1	Eiffage	France	$4,802,532
Transfers out of Level 1	None	None	-
Net transfers into Level 1			$4,802,532

	Security Description	Country	Market Value
Transfers into Level 2	None	None	$-
Transfers out of Level 2	Eiffage	France	(4,802,532)
Net transfers into Level 2			$(4,802,532)

Transfers were made out of Level 2 and into Level 1 due to one security Eiffage being priced by unadjusted quoted prices in active markets on July 31, 2016.

Transfers between Levels are recognized at the end of the reporting period.

THOMAS WHITE EMERGING MARKETS FUND
Investment Portfolio (Unaudited)			July 31, 2016

	Issue	Industry	Shares	Value (US$)
COMMON STOCKS (97.4%)
BRAZIL (3.6%)
	Embraer S.A.	Capital Goods	105,500	$484,485
	Hypermarcas S.A.	Household & Personal Products	103,600	883,463
	JBS SA	Food, Beverage & Tobacco	195,800	658,223
	Ultrapar Participacoes S.A.	Energy	40,800	931,162
				2,957,333

CHILE (0.5%)
	Banco de Chile	Banks	3,665,560	407,011

CHINA (23.9%)
	Alibaba Group Holding Ltd. ADR *#	Software & Services	27,100	2,235,208
	Anhui Conch Cement Company Limited - H Shares +	Materials	406,500	1,060,059
	Baidu, Inc. ADR *#	Software & Services	14,700	2,346,120
	China Biologic Products Inc. *#	Pharmaceuticals, Biotechnology & Life Sciences	12,600	1,504,188
	China Petroleum and Chemical Corporation (Sinopec) - H Shares +	Energy	1,994,000	1,429,032
	CNOOC Limited +	Energy	525,800	632,024
	Dongfeng Motor Group Company Limited - H Shares +	Automobiles & Components	600,000	742,233
	Hollysys Automation Technologies Ltd. *	Technology Hardware & Equipment	49,800	975,582
	NetEase, Inc. ADR	Software & Services	10,100	2,063,127
	PICC Property and Casualty Company Limited - H Shares +	Insurance	574,000	892,227
	Ping An Insurance (Group) Company of China Limited - H Shares +	Insurance	294,200	1,374,154
	Tencent Holdings Limited +	Health Care Equipment & Services	356,800	1,734,642
		Software & Services	119,700	2,876,083
				19,864,679

HONG KONG (17.1%)
	AIA Group Limited +	Insurance	420,500	2,613,241
	Beijing Enterprises Holdings Limited +	Capital Goods	266,400	1,503,273
	China Overseas Land & Investment Limited +	Real Estate	462,000	1,524,044
	China Unicom (Hong Kong) Limited +	Telecommunication Services	1,123,700	1,201,281
	CK Hutchison Holdings Limited +	Capital Goods	171,000	2,001,175
	Guangdong Investment Limited +	Utilities	1,182,500	1,817,446
	Haier Electronics Group Co., Ltd. +	Consumer Durables & Apparel	623,000	1,045,460
	Techtronic Industries Company Limited +	Consumer Durables & Apparel	589,400	2,492,890
				14,198,810

INDIA (10.0%)
	Axis Bank Limited +	Banks	113,300	925,617
	Dr. Reddy's Laboratories Limited +	Pharmaceuticals, Biotechnology & Life Sciences	13,000	568,939
	Infosys Limited +	Software & Services	99,800	1,601,679
	Infosys Limited ADR #	Software & Services	77,600	1,274,968
	Mahindra & Mahindra Ltd. GDR +	Automobiles & Components	50,549	1,119,433
	NTPC Limited +	Utilities	350,300	828,873
	Tata Motors Limited +	Automobiles & Components	221,517	1,665,668
	Torrent Pharmaceuticals Ltd. +	Pharmaceuticals, Biotechnology & Life Sciences	16,500	354,713
				8,339,890

INDONESIA (1.2%)
	PT Astra International Tbk+	Automobiles & Components	1,696,500	1,002,336

MEXICO (3.8%)
	Gentera S.A.B. de C.V.	Diversified Financials	438,800	814,881
	Grupo Financiero Banorte, S.A.B. de C.V.	Banks	333,800	1,828,334
	Grupo Sanborns S.A.B. de C.V.	Retailing	442,100	556,456
				3,199,671

PANAMA (1.8%)	Banco Latinoamericano de Comercio Exterior, S.A. #
		Banks	54,500	1,488,940

PHILIPPINES (2.4%)
	Alliance Global Group, Inc. +	Capital Goods	2,124,500	728,624
	Universal Robina Corporation +	Food, Beverage & Tobacco	302,700	1,285,572
				2,014,196

POLAND (0.6%)
	ING Bank Slaski S.A.+	Banks	15,200	517,232

RUSSIA (1.0%)
	Magnit OJSC GDR+	Food & Staples Retailing	22,500	862,849

SOUTH AFRICA (7.7%)
	Mondi Ltd +	Materials	67,400	1,363,787
	Remgro Limited +	Diversified Financials	122,100	2,290,402
	Sasol Ltd +	Energy	44,100	1,175,193
	Steinhoff International Holdings N.V. +	Consumer Durables & Apparel	247,577	1,563,606
				6,392,988

SOUTH KOREA (13.0%)
	Coway Co., Ltd. +	Consumer Durables & Apparel	17,700	1,354,279
	Korea Electric Power Corporation +	Utilities	65,400	3,574,783
	LG Display Co., Ltd. +	Technology Hardware & Equipment	62,200	1,725,307
	NAVER Corporation +	Software & Services	1,643	1,041,997
	Samsung Electronics Co., Ltd. +	Semiconductors & Semiconductor Equipment	990	1,361,412
	SK Telecom Co., Ltd. +	Telecommunication Services	8,450	1,735,957
				10,793,735

TAIWAN (6.6%)
	Catcher Technology Co., Ltd +	Technology Hardware & Equipment	114,000	791,178
	Pegatron Corporation +	Technology Hardware & Equipment	401,200	982,261
	Taiwan Semiconductor Manufacturing Company Ltd. +	Semiconductors & Semiconductor Equipment	697,000	3,763,172
				5,536,611

THAILAND (3.2%)
	PTT Exploration and Production Public Company Limited +	Energy	754,700	1,801,546
	Thai Union Group Public Company Limited +	Food, Beverage & Tobacco	1,338,600	839,099
				2,640,645

TURKEY (1.0%)
	Tofas Turk Otomobil Fabrikasi A.S.+	Automobiles & Components	107,000	845,548

Total Common Stocks		(Cost $77,225,704)		81,062,474

PREFERRED STOCKS (0.9%)
BRAZIL (0.9%)
	Itau Unibanco Holding S.A.	Banks	73,590	770,080

Total Preferred Stocks		(Cost $907,152)		770,080

SHORT TERM INVESTMENT (1.6%)
MONEY MARKET FUND (1.6%)
	Northern Institutional Treasury Portfolio, 0.26% (a)		1,326,135	1,326,135

Total Short Term Investment		(Cost $1,326,135)		1,326,135

HELD AS COLLATERAL FOR SECURITIES LENDING (9.7%)

U.S. GOVERNMENT OBLIGATIONS (0.6%)
UNITED STATES TREASURIES (0.6%)
	U.S. Treasury Notes:		Principal Amount
	4.750% due 08/15/2017		$176	$176
	0.625% due 08/31/2017		3,574	3,574
	0.625% due 11/30/2017		65	65
	1.000% due 12/31/2017		99,008	99,008
	3.500% due 02/15/2018		10,331	10,331
	2.750% due 02/28/2018		732	732
	2.375% due 05/31/2018		4,177	4,177
	1.500% due 08/31/2018		251	251
	1.125% due 01/15/2019		33,970	33,970
	1.750% due 09/30/2019		525	525
	1.250% due 01/31/2020		18,400	18,400
	3.625% due 02/15/2020		3,743	3,743
	1.500% due 05/31/2020		3,583	3,583
	1.375% due 08/31/2020		26,826	26,826
	1.750% due 10/31/2020		55,767	55,767
	2.625% due 11/15/2020		311	311
	1.625% due 11/30/2020		2,702	2,702
	1.750% due 12/31/2020		11,475	11,475
	3.625% due 02/15/2021		4,113	4,113
	1.125% due 02/28/2021		6,804	6,804
	1.375% due 05/31/2021		4,454	4,454
	1.750% due 02/28/2022		3,150	3,150
	1.750% due 03/31/2022		559	559

1.750% due 04/30/2022		34,891	34,891
1.875% due 05/31/2022		145	145
1.875% due 08/31/2022		2	2
2.125% due 12/31/2022		8	8
1.500% due 02/28/2023		34,350	34,350
1.750% due 05/15/2023		183	183
1.625% due 05/31/2023		1,655	1,655
2.750% due 11/15/2023		47	47
2.500% due 05/15/2024		231	231
2.375% due 08/15/2024		27,068	27,068
2.250% due 11/15/2024		2,020	2,020
2.000% due 02/15/2025		9,665	9,665
2.125% due 05/15/2025		11,459	11,459
2.000% due 08/15/2025		105	105
			416,525

U.S. Treasury Bonds:
8.750% due 08/15/2020		12,172	12,172
7.625% due 02/15/2025		1,762	1,762
5.250% due 02/15/2029		7,755	7,755
5.375% due 02/15/2031		15,290	15,290
2.750% due 08/15/2042		19,667	19,667
3.125% due 02/15/2043		14,007	14,007
3.625% due 08/15/2043		9,137	9,137
3.750% due 11/15/2043		14,923	14,923
3.625% due 02/15/2044		985	985
3.000% due 05/15/2045		1,668	1,668
2.875% due 08/15/2045		7,110	7,110
3.000% due 11/15/2045		5,571	5,571
			110,047

Total U.S. Government Obligations	(Cost $526,572)		526,572

SHORT TERM INVESTMENTS (9.1%)
MONEY MARKET FUND (9.1%)
Northern Insitutional Liquid Asset Portfolio, 0.45% (a)		7,567,404	7,567,404

UNITED STATES TREASURIES (0.0%)
U.S. Treasury Bill:		Principal Amount
0.488% due 09/01/2016		$202	$202

U.S. Treasury Note:
0.625% due 06/30/2017		11,980	11,980

Total Short Term Investments	(Cost $7,579,586)		7,579,586

Total held as collateral for securities lending	(Cost $8,106,158)		$8,106,158

Total Investments	109.6%	(Cost $87,565,149)	$91,264,847
Other Assets, Less Liabilities	(9.6)%		(7,999,321)
Total Net Assets:	100.0%		$83,265,526

*	Non-Income Producing Securities
#	All or a portion of securities on loan at July 31, 2016
+	Fair Valued Security
(a)	7-day yield
ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt

Industry classications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows^:

Cost of Investments		$87,565,149
Gross unrealized appreciation		10,525,039
Gross unrealized depreciation		(6,825,341)
Net unrealized appreciation		$3,699,698

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2016 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of July 31, 2016, all securities within the Fund's porfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of July 31, 2016, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$2,957,333	$–	$–	$2,957,333
Chile	407,011	–	–	407,011
China	9,124,225	10,740,454	–	19,864,679
Hong Kong	–	14,198,810	–	14,198,810
India	1,274,968	7,064,922	–	8,339,890
Indonesia	–	1,002,336	–	1,002,336
Mexico	3,199,671	–	–	3,199,671
Panama	1,488,940	–	–	1,488,940
Philippines	–	2,014,196	–	2,014,196
Poland	–	517,232	–	517,232
Russia	–	862,849	–	862,849
South Africa	–	6,392,988	–	6,392,988
South Korea	–	10,793,735	–	10,793,735
Taiwan	–	5,536,611	–	5,536,611
Thailand	–	2,640,645	–	2,640,645
Turkey	–	845,548	–	845,548
Total Common Stocks	$18,452,148	$62,610,326	$–	$81,062,474

Preferred Stocks
Brazil	$770,080	$–	$–	$770,080
Total Preferred Stocks	$770,080	$–	$–	$770,080

U.S. Government Obligations	$–	$526,572	$–	$526,572
Short Term Investments	$8,893,539	$12,182	$–	$8,905,721
Total Investments	$28,115,767	$63,149,080	$–	$91,264,847

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. In addition, no transfers in and/or out between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Investment Portfolio (Unaudited)		July 31, 2016

Industry	Issue	Shares	Value
	COMMON STOCKS (96.3%)
	AUTOMOBILES & COMPONENTS (2.7%)
	Thor Industries, Inc.	9,950	$761,573
	Visteon Corporation	3,800	266,342
			1,027,915

	BANKS (1.0%)
	Associated Banc-Corp	20,400	379,440

	CAPITAL GOODS (6.9%)
	Huntington Ingalls Industries, Inc.	7,400	1,277,092
	Orbital ATK, Inc.	6,600	574,992
	Spirit AeroSystems Holdings, Inc. - Class A *	18,200	789,516
			2,641,600

	COMMERCIAL & PROFESSIONAL SERVICES (2.4%)
	Republic Services, Inc.	18,300	938,058

	CONSUMER DURABLES & APPAREL (5.2%)
	Helen of Troy Limited *	3,400	338,674
	Lennar Corporation - Class A	11,650	545,220
	NVR, Inc. *	325	554,125
	Pandora A/S ADR	17,800	577,432
			2,015,451

	CONSUMER SERVICES (2.4%)
	The Cheesecake Factory Incorporated	7,400	382,802
	Royal Caribbean Cruises Ltd.	7,400	536,056
			918,858

	DIVERSIFIED FINANCIALS (0.9%)
	Intercontinental Exchange, Inc.	1,300	343,460

	ENERGY (3.3%)
	EQT Corporation	9,400	684,884
	Noble Energy, Inc.	15,800	564,376
			1,249,260

	FOOD & STAPLES RETAILING (1.2%)
	The Kroger Co.	13,800	471,822

	FOOD, BEVERAGE & TOBACCO (5.2%)
	ConAgra Foods Inc.	21,350	998,326
	Dr Pepper Snapple Group, Inc.	4,900	482,699
	Molson Coors Brewing Company - Class B	2,400	245,184
	Reynolds American Inc.	5,410	270,825
			1,997,034

	HEALTH CARE EQUIPMENT & SERVICES (10.2%)
	AmerisourceBergen Corporation	5,600	477,064
	Centene Corporation *	11,300	797,215
	Humana, Inc.	4,800	828,240
	Laboratory Corporation of America Holdings *	6,520	909,931
	Zimmer Biomet Holdings, Inc.	6,850	898,309
			3,910,759

INSURANCE (3.8%)
	Assurant, Inc.	4,600	381,846
	Everest Re Group, Ltd.	1,700	321,317
	The Hartford Financial Services Group, Inc.	19,000	757,150
			1,460,313

MATERIALS (9.7%)
	AptarGroup, Inc.	9,500	742,710
	Ball Corporation	9,400	664,298
	The Scotts Miracle-Gro Company - Class A	11,900	877,625
	The Sherwin-Williams Company	3,750	1,123,987
	Silgan Holdings Inc.	6,500	322,270
			3,730,890

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (1.0%)
	Jazz Pharmaceuticals Public Limited Company *	2,500	377,425

REITS (6.5%)
	Brixmor Property Group, Inc.	24,400	692,960
	Crown Castle International Corp.	11,600	1,125,548
	Welltower Inc.	8,800	698,104
			2,516,612

RETAILING (8.0%)
	AutoNation, Inc. *	10,050	536,168
	AutoZone, Inc. *	400	325,588
	Foot Locker, Inc.	8,600	512,732
	Ross Stores, Inc.	9,100	562,653
	Tractor Supply Company	5,000	458,250
	Ulta Salon, Cosmetics & Fragrance, Inc. *	2,600	679,146
			3,074,537

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
	Xilinx, Inc.	10,650	544,002

SOFTWARE & SERVICES (6.1%)
	Cadence Design Systems, Inc. *	17,900	430,495
	DST Systems, Inc.	3,250	400,823
	Fidelity National Information Services, Inc.	7,800	620,334
	Intuit Inc.	3,600	399,564
	PayPal Holdings, Inc. *	13,700	510,188
			2,361,404

TECHNOLOGY HARDWARE & EQUIPMENT (1.9%)
	Arrow Electronics, Inc. *	6,500	432,185
	NetApp, Inc.	11,250	296,437
			728,622

TELECOMMUNICATION SERVICES (1.4%)
	Telephone and Data Systems, Inc.	16,800	529,032

TRANSPORTATION (2.0%)
	Alaska Air Group, Inc.	5,050	339,461
	Southwest Airlines Co.	12,100	447,821
			787,282

UTILITIES (13.1%)
	Alliant Energy Corporation	24,000	966,000
	Ameren Corporation	17,400	912,456
	CMS Energy Corporation	21,050	951,039
	DTE Energy Company	8,800	858,176
	Great Plains Energy Incorporated	22,450	668,561
	National Fuel Gas Company	11,900	672,469
			5,028,701

Total Investments	96.3%	(Cost $29,871,727)	$37,032,477
Other Assets, Less Liabilities	3.7%		1,433,770
Total Net Assets:	100.0%		$38,466,247

*	Non-Income Producing Securities
ADR -	American Depositary Receipt

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows^:

Cost of Investments		$29,871,727
Gross unrealized appreciation		7,491,631
Gross unrealized depreciation		(330,881)
Net unrealized appreciation		$7,160,750

^ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2016 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. As of July 31, 2016, all securities within the Fund's porfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of July 31, 2016, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles & Components	$1,027,915	$–	$–	$1,027,915
Banks	379,440	–	–	379,440
Capital Goods	2,641,600	–	–	2,641,600
Commercial & Professional Services	938,058	–	–	938,058
Consumer Durables & Apparel	2,015,451	–	–	2,015,451
Consumer Services	918,858	–	–	918,858
Diversified Financials	343,460	–	–	343,460
Energy	1,249,260	–	–	1,249,260
Food & Staples Retailing	471,822	–	–	471,822
Food, Beverage & Tobacco	1,997,034	–	–	1,997,034
Health Care Equipment & Services	3,910,759	–	–	3,910,759
Insurance	1,460,313	–	–	1,460,313
Materials	3,730,890	–	–	3,730,890
Pharmaceuticals, Biotechnology & Life Sciences	377,425	–	–	377,425
REITS	2,516,612	–	–	2,516,612
Retailing	3,074,537	–	–	3,074,537
Semiconductors & Semiconductor Equipment	544,002	–	–	544,002
Software & Services	2,361,404	–	–	2,361,404
Technology Hardware & Equipment	728,622	–	–	728,622
Telecommunication Services	529,032	–	–	529,032
Transportation	787,282	–	–	787,282
Utilities	5,028,701	–	–	5,028,701
Total Common Stocks	$37,032,477	$–	$–	$37,032,477

Total Investments	$37,032,477	$–	$–	$37,032,477

No transfers in and/or out between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Lord Asset Management Trust

By (Signature and Title)  /s/ Stathy M. White
Stathy M. White
   President (Principal Executive Officer)

Date  September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Stathy M. White
 Stathy M. White
 President (Principal Executive Officer)

Date  September 27, 2016

By (Signature and Title) /s/ David M. Sullivan II
 David M. Sullivan II
 Treasurer (Principal Financial Officer)

Date  September 27, 2016